UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08527

           ALLIANCEBERNSTEIN INTERNATIONAL RESEARCH GROWTH FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2006

                    Date of reporting period: April 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN INTERNATIONAL RESEARCH GROWTH FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2006

COMPANY                                                  SHARES     U.S. $ VALUE
-------                                                ----------   ------------
COMMON STOCKS - 96.3%
FINANCE - 28.4%
BANKING - MONEY CENTER - 17.6%
Anglo Irish Bank Corp. PLC                                158,808   $  2,609,066
Banco Bilbao Vizcaya Argentaria SA                        222,333      4,908,443
BNP Paribas SA (a)                                          7,325        668,602
BNP Paribas SA                                             82,053      7,749,455
The Commerzbank Ag                                         85,457      3,532,403
Credit Suisse Group                                       127,562      8,012,482
EFG Eurobank Ergasias SA                                   58,077      2,314,253
Kookmin Bank                                               23,040      2,055,680
Mitsubishi UFJ Financial Group, Inc.                          363      5,675,201
Standard Chartered PLC                                    104,577      2,765,685
Sumitomo Mitsui Financial Group, Inc.                         274      3,004,240
UBS AG                                                     76,887      9,023,696
                                                                    ------------
                                                                      52,319,206
                                                                    ------------
BANKING - REGIONAL - 1.5%
Allied Irish Banks PLC                                     83,987      2,031,226
Turkiye Is Bankasi-Class C                                290,852      2,453,999
                                                                    ------------
                                                                       4,485,225
                                                                    ------------
BROKERAGE & MONEY MANAGEMENT - 3.3%
Man Group PLC                                              63,335      2,914,932
Nomura Holdings, Inc.                                     283,800      6,410,355
Partners Group (a)                                          9,300        581,156
                                                                    ------------
                                                                       9,906,443
                                                                    ------------
INSURANCE - 5.5%
ING Groep NV                                              137,746      5,620,283
Prudential PLC                                            300,958      3,511,793
QBE Insurance Group, Ltd.                                 272,290      4,633,299
Swiss Reinsurance                                          37,295      2,723,518
                                                                    ------------
                                                                      16,488,893
                                                                    ------------
MISCELLANEOUS - 0.5%
ORIX Corp.                                                  4,610      1,385,669
                                                                    ------------
                                                                      84,585,436
                                                                    ------------
ENERGY - 13.8%
INTERNATIONAL - 7.4%
China Petroleum & Chemical Corp.-Class H                2,116,000      1,353,800
ENI SpA                                                    85,352      2,611,910
LUKOIL (ADR)                                               57,615      5,185,350
Norsk Hydro ASA                                            36,194      5,540,933
Petroleo Brasileiro, SA (ADR)                              50,200      4,462,278
Total SA                                                   10,484      2,893,254
                                                                    ------------

                                                                      22,047,525
                                                                    ------------
OIL SERVICE - 6.4%
GlobalSantaFe Corp.                                        82,400      5,043,704
Saxon Energy Services, Inc. (a)                           587,500      2,732,436
Schlumberger Ltd.                                         107,400      7,425,636
WorleyParsons Ltd.                                        264,600      3,920,584
                                                                    ------------
                                                                      19,122,360
                                                                    ------------
                                                                      41,169,885
                                                                    ------------
TECHNOLOGY - 9.8%
COMMUNICATION EQUIPMENT - 0.7%
Telefonaktiebolaget LM Ericsson-Class B                   322,593      1,144,881
Tim Participacoes SA (ADR)                                 20,500        788,225
                                                                    ------------
                                                                       1,933,106
                                                                    ------------
COMMUNICATION SERVICES - 0.2%
Comstar United Telesystems (GDR) (a)(b)                    75,479        566,092
                                                                    ------------
COMPUTER HARDWARE/STORAGE - 0.8%
NEC Corp.                                                 328,000      2,292,595
                                                                    ------------
COMPUTER PERIPHERALS - 0.3%
LG.Philips LCD Co. Ltd. (a)                                20,630        867,023
                                                                    ------------
COMPUTER SERVICES - 1.1%
Cap Gemini SA                                              60,011      3,209,448
                                                                    ------------
ELECTRONIC COMPONENTS - 0.2%
LG Philips LCD Co. Ltd. (ADR) (a)                          35,100        738,855
                                                                    ------------
INTERNET INFRASTRUCTURE - 0.8%
Fastweb (a)                                                44,610      2,237,742
                                                                    ------------
MISCELLANEOUS - 2.7%
Canon, Inc.                                                48,400      3,677,237
Hoya Corp.                                                 52,500      2,120,539
Keyence Corp.                                               8,800      2,305,373
                                                                    ------------
                                                                       8,103,149
                                                                    ------------
SEMICONDUCTOR CAPITAL EQUIPMENT - 0.6%
ASML Holding NV (a)                                        88,706      1,875,838
                                                                    ------------
SEMICONDUCTOR COMPONENTS - 0.7%
Samsung Electronics Co. Ltd.                                3,086      2,106,109
                                                                    ------------
SOFTWARE - 1.7%
Business Objects SA (a)                                    56,848      1,840,450
SAP AG                                                     15,207      3,326,239
                                                                    ------------
                                                                       5,166,689
                                                                    ------------
                                                                      29,096,646
                                                                    ------------
HEALTH CARE - 9.3%
DRUGS - 7.4%
Chugai Pharmaceutical Co. Ltd.                             63,100      1,365,840
Gedeon Richter Rt                                           7,182      1,546,227
GlaxoSmithKline PLC                                        22,954        659,683
Novartis AG                                               102,948      5,900,435
Roche Holding AG                                           31,054      4,765,950
Sanofi-Aventis                                             43,737      4,124,258

Takeda Pharmaceutical Co. Ltd.                             31,000      1,895,766
Teva Pharmaceutical Industries Ltd. (ADR)                  40,400      1,636,200
                                                                    ------------
                                                                      21,894,359
                                                                    ------------
MEDICAL PRODUCTS - 1.9%
Cie Generale d'Optique Essilor International SA            24,982      2,501,102
Nobel Biocare Holding AG                                    8,421      2,073,248
Synthes, Inc.                                               9,057      1,120,158
                                                                    ------------
                                                                       5,694,508
                                                                    ------------
                                                                      27,588,867
                                                                    ------------
CONSUMER SERVICES - 7.6%
ADVERTISING - 1.0%
WPP Group PLC                                             249,249      3,066,224
                                                                    ------------
BROADCASTING & CABLE - 1.2%
Grupo Televisa SA (ADR)                                    63,200      1,339,840
Societe Television Francaise 1                             66,239      2,198,701
                                                                    ------------
                                                                       3,538,541
                                                                    ------------
CELLULAR COMMUNICATIONS - 2.0%
America Movil SA de CV Series L (ADR)                      35,800      1,321,378
Mobile Telesystems OJSC (ADR)                               7,700        251,482
Orascom Telecom Holding SAE (GDR) (b)                      13,424        720,869
Turkcell Iletisim Hizmet AS (ADR)                          39,800        678,590
Vodafone Group PLC                                      1,257,127      2,973,287
                                                                    ------------
                                                                       5,945,606
                                                                    ------------
ENTERTAINMENT & LEISURE - 0.8%
OPAP SA                                                    61,206      2,251,538
                                                                    ------------
MISCELLANEOUS - 0.6%
First Choice Holidays PLC                                 223,975        912,268
Li & Fung Ltd.                                            354,000        839,614
                                                                    ------------
                                                                       1,751,882
                                                                    ------------
PRINTING & PUBLISHING - 0.5%
Naspers Ltd.-Class N                                       63,640      1,392,310
                                                                    ------------
RESTAURANTS & LODGING - 0.7%
Accor SA                                                   34,662      2,180,576
                                                                    ------------
RETAIL - GENERAL MERCHANDISE - 0.8%
Luxottica Group SpA                                        79,833      2,377,432
                                                                    ------------
                                                                      22,504,109
                                                                    ------------
CONSUMER STAPLES - 6.9%
BEVERAGES - 2.4%
Companhia de Bebidas das Americas pfd (ADR)                43,000      1,990,900

PERNOD-RICARD SA                                            7,885      1,529,288
SABMiller PLC                                             176,928      3,706,132
                                                                    ------------
                                                                       7,226,320
                                                                    ------------
FOOD - 1.6%
Nestle, SA                                                 15,681      4,780,831
                                                                    ------------
MISCELLANEOUS - 0.9%

Punch Taverns PLC                                         164,695      2,620,916
                                                                    ------------
RETAIL - FOOD & DRUG - 0.7%
Carrefour Supermarche                                      15,290        885,937
Tesco PLC                                                 211,540      1,231,519
                                                                    ------------
                                                                       2,117,456
                                                                    ------------
TOBACCO - 1.3%
Altadis SA                                                 35,443      1,682,778
British American Tobacco PLC                               86,095      2,193,741
                                                                    ------------
                                                                       3,876,519
                                                                    ------------
                                                                      20,622,042
                                                                    ------------
CONSUMER MANUFACTURING - 6.6%
AUTO & RELATED - 2.7%
Bridgestone Corp.                                          76,000      1,847,660
Denso Corp.                                                30,300      1,185,428
Toyota Motor Corp.                                         86,500      5,053,240
                                                                    ------------
                                                                       8,086,328
                                                                    ------------
BUILDING & RELATED - 3.3%
CRH PLC                                                   113,593      4,172,354
Rinker Group Ltd.                                         121,493      1,961,983
Vinci SA                                                   37,048      3,681,611
                                                                    ------------
                                                                       9,815,948
                                                                    ------------
MISCELLANEOUS - 0.6%
Largan Precision Co. Ltd.                                  85,000      1,788,149
                                                                    ------------
                                                                      19,690,425
                                                                    ------------
BASIC INDUSTRY - 4.4%
CHEMICALS - 0.8%
Hitachi Chemical Co. Ltd.                                  79,000      2,295,836
                                                                    ------------
MINING & METALS - 3.6%
Aluminum Corp. of China Ltd.-Class H                    1,786,000      1,755,110
China Shenhua Energy Co. Ltd.-Class H                   1,681,000      3,041,618
POSCO                                                      12,395      3,519,496
Rio Tinto PLC                                              43,836      2,417,035
                                                                    ------------
                                                                      10,733,259
                                                                    ------------
                                                                      13,029,095
                                                                    ------------
CAPITAL GOODS - 4.3%
ELECTRICAL EQUIPMENT - 1.8%
Atlas Copco AB-Class A                                    133,527      3,948,310
Yamada Denki Co. Ltd.                                      14,200      1,544,531
                                                                    ------------
                                                                       5,492,841
                                                                    ------------
ENGINEERING & CONSTRUCTION - 0.8%
ABB Ltd. (a)                                              115,716      1,649,293
Obayashi Corp. (a)                                         89,000        680,543
                                                                    ------------
                                                                       2,329,836
                                                                    ------------
MACHINERY - 1.2%
Komatsu Ltd.                                              170,000      3,624,800
                                                                    ------------
MISCELLANEOUS - 0.5%
Nitto Denko Corp.                                          17,300      1,447,406
                                                                    ------------

                                                                      12,894,883
                                                                    ------------
UTILITIES - 2.2%
ELECTRIC & GAS UTILITY - 0.6%
Gaz de France                                              50,300      1,807,831
                                                                    ------------
TELEPHONE UTILITY - 1.6%
Nippon Telegraph & Telephone Corp.                            159        712,942
Telefonica SA                                             113,024      1,809,737
Telekom Austria AG                                         69,291      1,698,785
TeliaSonera AB                                            108,166        671,464
                                                                    ------------
                                                                       4,892,928
                                                                    ------------
                                                                       6,700,759
                                                                    ------------
AEROSPACE & DEFENSE - 1.9%
AEROSPACE - 1.9%
BAE Systems PLC                                           363,532      2,758,471
European Aeronautic Defence and Space Co.                  72,521      2,861,437
                                                                    ------------
                                                                       5,619,908
                                                                    ------------
MULTI INDUSTRY COMPANIES - 1.1%
MULTI INDUSTRY COMPANIES - 1.1%
Mitsui & Co. Ltd.                                         147,000      2,224,737
Rotork PLC                                                 75,354      1,061,410
                                                                    ------------
                                                                       3,286,147
                                                                    ------------
Total Common Stocks
   (cost $211,483,870)
                                                                     286,788,202
                                                                    ------------
WARRANTS - 0.8%
TECHNOLOGY - 0.8%
SEMICONDUCTOR COMPONENTS - 0.8%
Taiwan Semiconductor Manufacturing Co.,
Ltd., expiring 11/22/10 (a)
   (cost $1,840,521)                                    1,044,664      2,229,313
                                                                    ------------
RIGHTS - 0.0%
FINANCE - 0.0%
INSURANCE - 0.0%
Swiss Re (a)
   (cost $0)                                               37,295             --
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT
                                                         (000)
                                                       ----------
SHORT-TERM INVESTMENTS - 1.4%
TIME DEPOSIT - 1.4%
Branch Bank & Trust
   4.79%, 5/01/06
   (cost $4,300,000)                                   $    4,300      4,300,000
                                                                    ------------
TOTAL INVESTMENTS - 98.5%

   (cost $217,624,391)                                               293,317,515
Other assets less liabilities - 1.5%                                   4,458,680
                                                                    ------------
NET ASSETS - 100.0%                                                 $297,776,195
                                                                    ============

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the market value of this security amounted to $1,286,961 or 0.4% of net assets.

     Glossary:
     ADR - American Depositary Receipt
     GDR - Global Depositary Reciept

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

COUNTRY BREAKDOWN*

 17.3%  Japan
 13.8%  Switzerland
 12.0%  France
 11.2%  United Kingdom
  3.6%  Australia
  3.5%  Netherlands
  3.3%  Netherland Antilles
  3.2%  South Korea
  3.0%  Ireland
  2.9%  Spain
  2.5%  Italy
  2.5%  Brazil
  2.3%  Germany
  2.1%  China
  2.0%  Sweden
  2.0%  Russia
 11.3%  Other
  1.5%  Short-Term
-----
100.0%  Total Investments

* All data are as of April 30, 2006. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. "Other" country weightings represent less than 2.0% weightings in the following countries: Austria, Canada, Cayman Islands, Egypt, Greece, Hong Kong, Hungary, Israel, Mexico, Norway, South Africa, Taiwan and Turkey.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
 3 (a) (1)    Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

 3 (a) (2)    Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant AllianceBernstein International Research Growth Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: June 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: June 23, 2006


By: /s/ Mark D. Gersten
    ---------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial
    Officer

Date: June 23, 2006

                                                                 Exhibit 3(a)(1)

                                 CERTIFICATIONS

     I, Marc O. Mayer, certify that:

     1. I have reviewed this report on Form N-Q of AllianceBernstein International Research Growth Fund, Inc.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


/s/ Marc O. Mayer
-------------------------------------
Marc O. Mayer
President

Date: June 23, 2006

                                                                 Exhibit 3(a)(2)

                                 CERTIFICATIONS

     I, Mark D. Gersten, certify that:

     1. I have reviewed this report on Form N-Q of AllianceBernstein International Research Growth Fund, Inc.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


/s/ Mark D. Gersten
-------------------------------------
Mark D. Gersten
Treasurer and Chief Financial Officer

Date: June 23, 2006